Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of FDIC Clawback Payable) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		13 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2011	Mar. 26, 2010 Unity [Member]	Dec. 31, 2012 Unity [Member]	Dec. 31, 2011 Unity [Member]	Jul. 16, 2010 Woodlands [Member]	Dec. 31, 2012 Woodlands [Member]	Dec. 31, 2011 Woodlands [Member]	Sep. 10, 2010 Horizon [Member]	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Dec. 17, 2010 Chestatee [Member]	Dec. 31, 2012 Chestatee [Member]	Dec. 31, 2011 Chestatee [Member]	Jan. 14, 2011 Oglethorpe [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Apr. 29, 2011 First Choice [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Apr. 29, 2011 Park Avenue [Member]	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]
FDIC Clawback Payable [Line Items]
Estimated FDIC clawback payable			$ 38,646	$ 2,612			$ 4,846			$ 2,380			$ 1,291			$ 1,721			$ 1,452			$ 24,344
Discount for net present value on FDIC clawback payable			(14,992)	(1,046)			(1,905)			(919)			(499)			(664)			(560)			(9,399)
Net present value of FDIC clawback payable at acquisition date			23,654	1,566			2,941			1,461			792			1,057			892			14,945
FDIC clawback payable, Carrying value, beginning balance	24,645	6,904			1,709	1,629		3,153	3,004		1,552	1,479		759	792		1,099			923			15,450
FDIC clawback payable recorded at acquisition		16,894																1,057			892			14,945
Amortization expense	1,199	935			79	80		138	149		73	73		35	55		53	42		45	31		776	505
Changes in FDIC clawback payable related to changes in expected losses on covered assets	(675)	(88)			(144)			(305)			(157)				(88)		(69)
FDIC clawback payable, Carrying value, ending balance	$ 25,169	$ 24,645			$ 1,644	$ 1,709		$ 2,986	$ 3,153		$ 1,468	$ 1,552		$ 794	$ 759		$ 1,083	$ 1,099		$ 968	$ 923		$ 16,226	$ 15,450